Group's Borrowings (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Debt Instrument [Line Items]
Long-term debt, current portion	$ 55,061,000	346,550,000	0
Long-term debt	185,206,000	1,165,666,000	0
Total		1,512,216,000